Filed pursuant to Rule 497(e)

File Nos. 033-44909 and 811-06520

AMG FUNDS I

AMG Veritas Global Focus Fund

Supplement dated December 4, 2023 to the Prospectus and Statement of Additional Information,

each dated March 1, 2023

The following information supplements and supersedes any information to the contrary relating to AMG Veritas Global Focus Fund (the “Fund”), a series of AMG Funds I (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated as noted above.

Effective immediately, Ian Clark is designated as a portfolio manager of the Fund. Andrew Headley, Mike Moore, and Mr. Clark are the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund. Accordingly, all references in the Prospectus and the SAI to the portfolio managers of the Fund shall refer to Messrs. Headley, Moore, and Clark.

Effective immediately, the Prospectus is revised as follows:

The section under “Summary of the Funds – AMG Veritas Global Focus Fund” titled “Portfolio Management – Portfolio Managers” on page 14 is deleted and replaced with the following:

Portfolio Managers

Andrew Headley

Head of Global of Veritas;

Portfolio Manager of the Fund since May 2021.

Mike Moore

Fund Manager and Analyst of Veritas;

Portfolio Manager of the Fund since May 2021.

Ian Clark

Fund Manager and Roving Analyst of Veritas;

Portfolio Manager of the Fund since December 2023.

The second paragraph of the section titled “Additional Information About the Funds – Fund Management – AMG Veritas Global Focus Fund” on page 28 is deleted and replaced with the following:

Andrew Headley, Mike Moore, and Ian Clark are the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Headley and Moore have managed the Fund since May 2021, and Mr. Clark has managed the Fund since December 2023. Mr. Headley is Head of Global and Fund Manager of the Veritas Global strategies and a Managing Partner of Veritas. He has been working in the investment management industry since 1996. Prior to joining Veritas in 2003, he was an Analyst and Fund Manager at WP Stewart from 2001 to 2003 and at Newton Investment Management from 1996 to 2001. Mr. Headley also worked as a Tax Consultant at Price Waterhouse from 1993 to 1996. Mr. Moore is a Fund Manager for the Veritas Global strategies and an Analyst specializing in Technology within the Global Investment Team. He has been working in the investment management industry since 2005. He joined Veritas in 2014 after working as a Global Analyst at M&G Investments from 2005 to 2014. Prior to this, Mr. Moore worked at Barclays Wealth Management. Mr. Clark is a Fund Manager for the Veritas Global strategies and a Roving Analyst within the Global Investment Team. He has been working in the investment management industry since 2005. He joined Veritas in 2018 after working as a Co-Lead Manager and Global Research Analyst at Newton Investment Management from 2011 to 2017. Prior to this, Mr. Clark was an Investment Analyst at Ziff Brothers from 2006 to 2010 and at Deephaven Capital Management from 2005 to 2006. He also worked at The Prince’s Charities, McKinsey, and Citigroup.

In addition, effective immediately, the SAI is revised as follows:

The information in the section under “Management of the Funds – Portfolio Managers of the Funds – AMG Veritas China Fund and AMG Veritas Global Focus Fund” titled “Other Accounts Managed by the Portfolio Managers” beginning on page 60 is supplemented by adding the following information for Mr. Clark, which is as of October 31, 2023:

Portfolio Manager: Ian Clark
Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	2	$288.4	None	$0
Other Pooled Investment Vehicles	5	$3,888.5	None	$0
Other Accounts	35	$14,835.8	None	$0

In the section under “Management of the Funds – Portfolio Managers of the Funds – AMG Veritas China Fund and AMG Veritas Global Focus Fund” titled “Portfolio Managers’ Ownership of Fund Shares” on page 62, the following information is added for Mr. Clark, which is as of October 31, 2023:

Portfolio Managers’ Ownership of Fund Shares

AMG Veritas Global Focus Fund

Mr. Clark: $50,001 to $100,000

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)

File Nos. 033-44909 and 811-06520

AMG FUNDS I

AMG Veritas Global Real Return Fund

Supplement dated December 4, 2023 to the Prospectus and Statement of Additional Information,

each dated February 1, 2023, as supplemented March 9, 2023

The following information supplements and supersedes any information to the contrary relating to AMG Veritas Global Real Return Fund (the “Fund”), a series of AMG Funds I (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated and supplemented as noted above.

Effective immediately, Ian Clark is designated as a portfolio manager of the Fund. Andrew Headley, Mike Moore, and Mr. Clark are the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund. Accordingly, all references in the Prospectus and the SAI to the portfolio managers of the Fund shall refer to Messrs. Headley, Moore, and Clark.

Effective immediately, the Prospectus is revised as follows:

The section under “Summary of the Funds – AMG Veritas Global Real Return Fund” titled “Portfolio Management – Portfolio Managers” on page 10 is deleted and replaced with the following:

Portfolio Managers

Andrew Headley

Head of Global of Veritas;

Portfolio Manager of the Fund since March 2021.

Mike Moore

Fund Manager and Analyst of Veritas;

Portfolio Manager of the Fund since March 2021.

Ian Clark

Fund Manager and Roving Analyst of Veritas;

Portfolio Manager of the Fund since December 2023.

The second paragraph of the section titled “Additional Information About the Funds – Fund Management – AMG Veritas Global Real Return Fund” on page 19 is deleted and replaced with the following:

Andrew Headley, Mike Moore, and Ian Clark are the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Headley and Moore have managed the Fund since March 2021, and Mr. Clark has managed the Fund since December 2023. Mr. Headley is Head of Global and Fund Manager of the Veritas Global strategies and a Managing Partner of Veritas. He has been working in the investment management industry since 1996. Prior to joining Veritas in 2003, he was an Analyst and Fund Manager at WP Stewart from 2001 to 2003 and at Newton Investment Management from 1996 to 2001. Mr. Headley also worked as a Tax Consultant at Price Waterhouse from 1993 to 1996. Mr. Moore is a Fund Manager for the Veritas Global strategies and an Analyst specializing in Technology within the Global Investment Team. He has been working in the investment management industry since 2005. He joined Veritas in 2014 after working as a Global Analyst at M&G Investments from 2005 to 2014. Prior to this, Mr. Moore worked at Barclays Wealth Management. Mr. Clark is a Fund Manager for the Veritas Global strategies and a Roving Analyst within the Global Investment Team. He has been working in the investment management industry since 2005. He joined Veritas in 2018 after working as a Co-Lead Manager and Global Research Analyst at Newton Investment Management from 2011 to 2017. Prior to this, Mr. Clark was an Investment Analyst at Ziff Brothers from 2006 to 2010 and at Deephaven Capital Management from 2005 to 2006. He also worked at The Prince’s Charities, McKinsey, and Citigroup.

In addition, effective immediately, the SAI is revised as follows:

The information in the section under “Management of the Funds – Portfolio Managers of the Funds – AMG Veritas Global Real Return Fund” titled “Other Accounts Managed by the Portfolio Managers” on page 60 is supplemented by adding the following information for Mr. Clark, which is as of October 31, 2023:

Portfolio Manager: Ian Clark
Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	2	$209.7	None	$0
Other Pooled Investment Vehicles	5	$3,888.5	None	$0
Other Accounts	35	$14,835.8	None	$0

In the section under “Management of the Funds – Portfolio Managers of the Funds – AMG Veritas Global Real Return Fund” titled “Portfolio Managers’ Ownership of Fund Shares” on page 61, the following information is added for Mr. Clark, which is as of October 31, 2023:

Portfolio Managers’ Ownership of Fund Shares

AMG Veritas Global Real Return Fund

Mr. Clark: None

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE